UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08989

                            Industry Leaders(R) Fund
               (Exact name of Registrant as specified in charter)

                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (908) 273 5440

Date of fiscal year end: 6/30

Date of reporting period:03/31/06

                                    FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2006
Common Stocks - 99.57%

---------------------------------------------------------------------------------------------
Information Economy - 17.22%                                            Shares          Value
---------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------
          Hardware - 8.11%
          -----------------------------------------------------------------------------------
                   Computer and Peripherals - 3.03%
                   Hewlett-Packard Company                               5,555        182,760
                   International Business Machines Corporation             795         65,564
                                                                                   ----------
                                                                                      248,324
                                                                                   ----------
                   Data Networking - 1.61%
                   Cisco Systems, Inc. (a)                               6,090        131,970
                                                                                   ----------
                   Semiconductor - 3.05%
                   Intel Corporation                                     9,400        181,890
                   Texas Instruments Incorporated                        2,080         67,538
                                                                                   ----------
                                                                                      249,428
                                                                                   ----------
                   Semiconductor Capital Equipment - 0.42%
                   Applied Materials, Inc. (a)                           1,980         34,670
                                                                                   ----------
           Total Hardware                                                             664,392
                                                                                   ----------
          -----------------------------------------------------------------------------------
          Media - 1.67%
          -----------------------------------------------------------------------------------
                   Newspaper  - 1.32%
                   Gannett Co., Inc.                                     1,810        108,455
                                                                                   ----------
                   Publishing - 0.35%
                   The McGraw-Hill Companies Inc.                          500         28,810
                                                                                   ----------
           Total Media                                                                137,265
                                                                                   ----------
          -----------------------------------------------------------------------------------
          Software - 3.72%
          -----------------------------------------------------------------------------------
                   Computer Software & Services - 3.72%
                   Microsoft Corporation                                 6,770        184,212
                   Oracle Corporation (a)                                8,805        120,540
                                                                                   ----------
                                                                                      304,752
                                                                                   ----------
          -----------------------------------------------------------------------------------
          Telecommunications - 3.72%
          -----------------------------------------------------------------------------------
                   Telecommunication Services - 3.72%
                   AT&T Inc.                                             6,840        184,954
                   Verizon Communications Inc.                           3,510        119,551
                                                                                   ----------
                                                                                      304,505
                                                                                   ----------
---------------------------------------------------------------------------------------------
Total Information Economy                                                           1,410,914
---------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements


Schedule of Investments Page 1, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2006
Common Stocks - continued

---------------------------------------------------------------------------------------------
Manufacturing Economy - 32.69%                                          Shares          Value
---------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------
          Consumer Goods - 7.41%
          -----------------------------------------------------------------------------------
                   Apparel - 0.38%
                   VF Corporation                                          540         30,726
                                                                                   ----------
                   Beverage (Alcoholic) - 0.29%
                   Anheuser-Busch Companies Inc.                           560         23,951
                                                                                   ----------
                   Beverage (Soft Drinks) - 1.00%
                   Coca-Cola Company                                     1,950         81,647
                                                                                   ----------
                   Food Processing - 2.44%
                   Unilever NV                                           2,080        143,978
                   Archer-Daniels-Midland Co.                            1,660         55,859
                                                                                   ----------
                                                                                      199,837
                                                                                   ----------
                   Household Products - 1.93%
                   Procter & Gamble Company                              2,740        157,879
                                                                                   ----------
                   Recreation - 0.94%
                   Carnival Corporation                                  1,620         76,739
                                                                                   ----------
                   Shoe - 0.26%
                   Nike Inc. - Class B                                     250         21,275
                                                                                   ----------
                   Toiletries/Cosmetics - 0.17%
                   The Estee Lauder Co.                                    380         14,132
                                                                                   ----------
           Total Consumer Goods                                                       606,186
                                                                                   ----------
          -----------------------------------------------------------------------------------
          Energy - 10.25%
          -----------------------------------------------------------------------------------
                   Oilfield Services - 1.79%
                   Schlumberger Limited                                  1,160        146,821
                                                                                   ----------
                   Petroleum Integrated - 7.46%
                   Chevron Corporation                                   3,108        180,171
                   ConocoPhillips Company                                2,780        175,557
                   Exxon Mobil Corporation                               2,888        175,793
                   Occidental Petroleum Corporation                        860         79,679
                                                                                   ----------
                                                                                      611,200
                                                                                   ----------
                   Petroleum Producing - 1.00%
                   Apache Corporation                                    1,256         82,281
                                                                                   ----------
           Total Energy                                                               840,302
                                                                                   ----------

See accompanying notes which are an integral part of the financial statements


Schedule of Investments Page 2, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2006
Common Stocks - continued

---------------------------------------------------------------------------------------------
Manufacturing Economy -continued                                        Shares          Value
---------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------
          Industrial Materials - 14.61%
          -----------------------------------------------------------------------------------
                   Aerospace & Defense - 1.72%
                   The Boeing Company                                    1,810        141,053
                                                                                   ----------
                   Auto Parts OEM - 0.79%
                   Johnson Controls, Inc.                                  850         64,541
                                                                                   ----------
                   Cement & Aggregates - 0.24%
                   Vulcan Materials Company                                230         19,930
                                                                                   ----------
                   Chemical Basic - 0.80%
                   The Dow Chemical Company                              1,620         65,772
                                                                                   ----------
                   Chemical Diversified - 0.81%
                   3M Company                                              880         66,607
                                                                                   ----------
                   Chemical Specialty - 0.72%
                   Praxair, Inc.                                         1,070         59,011
                                                                                   ----------
                   Diversified - 2.69%
                   Honeywell International Inc.                            860         36,782
                   United Technologies Corporation                       3,160        183,185
                                                                                   ----------
                                                                                      219,967
                                                                                   ----------
                   Electrical Equipment - 3.46%
                   Emerson Electric Co.                                  1,190         99,520
                   General Electric Company                              5,295        184,160
                                                                                   ----------
                                                                                      283,680
                                                                                   ----------

See accompanying notes which are an integral part of the financial statements


Schedule of Investments Page 3, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2006
Common Stocks - continued

---------------------------------------------------------------------------------------------
Manufacturing Economy -continued                                        Shares          Value
---------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------
          Industrial Materials - Continued
          -----------------------------------------------------------------------------------
                   Furniture/Home Furnishing - 0.26%
                   Leggett & Platt, Incorporated                           860         20,958
                                                                                   ----------
                   Gold/Silver Mining - 0.42%
                   Barrick Gold Corporation                              1,255         34,186
                                                                                   ----------
                   Machinery - 1.17%
                   Caterpillar Inc.                                      1,330         95,507
                                                                                   ----------
                   Metal Fabricating - 0.41%
                   Illinois Tool Works Inc.                                350         33,709
                                                                                   ----------
                   Metals & Mining - 0.83%
                   Alcoa Inc.                                            2,220         67,843
                                                                                   ----------
                   Steel General - 0.29%
                   Nucor Corporation                                       230         24,102
                                                                                   ----------
           Total Industrial Materials                                               1,196,866
                                                                                   ----------
          -----------------------------------------------------------------------------------
          Utilities - 0.42%
          -----------------------------------------------------------------------------------
                   Natural Gas Distribution - 0.42%
                   KeySpan Corporation                                     840         34,331
                                                                                   ----------
           Total Utilities                                                             34,331
                                                                                   ----------
---------------------------------------------------------------------------------------------
Total Manufacturing Economy                                                         2,677,685
---------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements


Schedule of Investments Page 4, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2006
Common Stocks - continued

---------------------------------------------------------------------------------------------
Service Economy - 49.66%                                                Shares          Value
---------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------
          Business Services - 1.97%
          -----------------------------------------------------------------------------------
                   Advertising - 0.27%
                   Omnicom Group Inc.                                      270         22,478
                                                                                   ----------
                   Air Transport - 0.95%
                   United Parcel Service of America, Inc. - Class B        985         78,189
                                                                                   ----------
                   Building Materials - 0.29%
                   Fluor Corporation                                       280         24,024
                                                                                   ----------
                   Industrial Services - 0.46%
                   Cintas Corporation                                      880         37,506
                                                                                   ----------
           Total Business Services                                                    162,197
                                                                                   ----------
          -----------------------------------------------------------------------------------
          Consumer Services - 6.14%
          -----------------------------------------------------------------------------------
                   Building Supplies - 1.11%
                   Home Depot Inc.                                       2,140         90,522
                                                                                   ----------
                   Food Wholesalers - 0.15%
                   SYSCO Corporation                                       375         12,019
                                                                                   ----------
                   Pharmacy Services - 0.92%
                   Walgreen Company                                      1,750         75,478
                                                                                   ----------
                   Restaurant - 0.82%
                   McDonald's Corporation                                1,960         67,346
                                                                                   ----------
                   Retail Stores - 3.14%
                   Target Corporation                                    1,390         72,294
                   Wal-Mart Stores Inc.                                  3,915        184,945
                                                                                   ----------
                                                                                      257,239
                                                                                   ----------
           Total Consumer Services                                                    502,604
                                                                                   ----------

See accompanying notes which are an integral part of the financial statements


Schedule of Investments Page 5, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2006
Common Stocks - continued

---------------------------------------------------------------------------------------------
Service Economy - continued                                             Shares          Value
---------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------
          Financial Services - 30.59%
          -----------------------------------------------------------------------------------
                   Banks - 7.59%
                   Bank of America Corporation                           3,980        181,249
                   JP Morgan Chase & Co.                                 4,422        184,132
                   Wachovia Corporation                                  3,220        180,481
                   Wells Fargo & Co.                                     1,180         75,367
                                                                                   ----------
                                                                                      621,229
                                                                                   ----------
                   Financial Services Diversified  - 9.12%
                   American Express Company                              3,430        180,247
                   American International Group, Inc.                    2,755        182,078
                   Citigroup Inc.                                        3,491        164,880
                   Countrywide Financial Corporation                     1,610         59,087
                   The Hartford Financial Services Group, Inc.           1,990        160,295
                                                                                   ----------
                                                                                      746,587
                                                                                   ----------
                   Insurance - Life - 3.18%
                   MetLife Inc.                                          3,840        185,741
                   Prudential Financial Inc.                               980         74,294
                                                                                   ----------
                                                                                      260,035
                                                                                   ----------
                   Insurance Property & Casualty - 5.92%
                   Allstate Insurance Company                            3,555        185,251
                   Berkshire Hathaway Inc "B" (a)                           64        192,768
                   Chubb Corporation                                     1,120        106,893
                                                                                   ----------
                                                                                      484,912
                                                                                   ----------
                   Securities Brokerage - 3.39%
                   Merrill Lynch & Co.                                   2,330        183,511
                   Morgan Stanley                                        1,500         94,230
                                                                                   ----------
                                                                                      277,741
                                                                                   ----------
                   Thrift - 1.39%
                   Golden West Financial Corporation                     1,680        114,072
                                                                                   ----------
           Total Financial Services                                                 2,504,576
                                                                                   ----------

See accompanying notes which are an integral part of the financial statements


Schedule of Investments Page 6, Form N-Q

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2006
Common Stocks - continued

---------------------------------------------------------------------------------------------
Service Economy - continued                                             Shares          Value
---------------------------------------------------------------------------------------------
          -----------------------------------------------------------------------------------
          Healthcare Services - 10.96%
          -----------------------------------------------------------------------------------
                   Biotechnology - 1.03%
                   Amgen Inc. (a)                                        1,160         84,390
                                                                                   ----------
                   Drugs - 3.92%
                   Eli Lilly & Co.                                       1,390         76,867
                   Merck & Co. Inc.                                      2,320         81,734
                   Pfizer Inc.                                           6,505        162,105
                                                                                   ----------
                                                                                      320,706
                                                                                   ----------
                   Managed Care - 2.26%
                   UnitedHealth Group Incorporated                       3,308        184,785
                                                                                   ----------
                   Medical Supplies - 3.75%
                   Abbott Laboratories, Inc.                             2,860        121,464
                   Johnson & Johnson                                     3,130        185,359
                                                                                   ----------
                                                                                      306,823
                                                                                   ----------
           Total Healthcare Services                                                  896,704
                                                                                   ----------
---------------------------------------------------------------------------------------------
Total Service Economy                                                               4,066,081
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Total Common Stock                                                                  8,154,680
---------------------------------------------------------------------------------------------
 (Cost $6,882,535)
                                                                      Principal
 Money Market Securities - 0.55%                                        Amount
 Fiduciary Money Market Fund, 2.0% (b)                                  44,747         44,747
 (Cost $44,747)
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.12%                                                         8,199,427
---------------------------------------------------------------------------------------------
 (Cost $6,927,282)

 LIABILITIES IN EXCESS OF OTHER ASSETS -0.12%                                         (10,078)
                                                                                   ----------
---------------------------------------------------------------------------------------------
NET ASSETS - 100%                                                                   8,189,349
---------------------------------------------------------------------------------------------

(a) Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2006 Sector breakdowns provided by Morningstar

See accompanying notes which are an integral part of the financial statements


Schedule of Investments Page 7, Form N-Q

ITEM 2. CONTROLS AND PROCEDURES.

      a. The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

      b. The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By: /S/ GERALD P. SULLIVAN
    ----------------------
    Gerald P. Sullivan
    President and Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ GERALD P. SULLIVAN
    ----------------------
    Gerald P. Sullivan
    President and Chief Executive Officer

Date: May 30, 2006

INDUSTRY LEADERS FUND

                                  EXHIBIT INDEX

      (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.